Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision (benefit) for income taxes
	2020	2019
Current (benefit) provision
Federal	$-	$-
State	-	-
Total Current	-	-

Deferred (benefit) provision
Federal	$3,724	$1,707
State	6,511	2,984
Total Deferred	$10,235	$4,691
Total Provision	$10,235	$4,691

Schedule of statutory federal income tax rate
	2020		2019
	Tax	Percentage	Tax	Percentage
Income Taxes At Statutory Federal Income Tax Rate	$(2,517,221)	21.00%	$(638,414)	21.00%
State Taxes, Net Of Federal Income Tax Benefit	6,511	(0.05)	2,984	(0.10)
Meals & Entertainment	261	0.00	1,250	(0.04)
Penalties and Fines	-	0.00	-	0.00
Return to Provision Adjustment - Permanent Items	-	0.00	-	0.00
Deferred Only Adjustment	(228,539)	1.91	64,018	(2.11)
Change in Valuation Allowance	200,791	(1.68)	242,204	(7.97)
Section 280E Expense Disallowance	2,548,431	(21.26)	324,745	(10.68)
Other	-	0.00	7,904	(0.26)
Effective tax	$10,235	(0.09)%	$4,691	(0.16)%

Schedule of deferred tax assets and liabilities
Deferred Tax Assets (Liabilities):	2020	2019
Stock Compensation	$62,606	$-
Fixed Assets - Depreciation - COGS	-	(60,244)
Fixed Assets - Depreciation - Non COGS	-	456
Trademark/Trade Name	(4,765)	(1,498)
Developed Manufacturing Process - Extraction	(31,884)	(10,021)
Customer Relationships	1,158	368
Cannabis Licenses	-	1,257
Goodwill - CMI	168,688	10,567
IPR&D	105,985	113,836
NOL - Federal Pre-2018	43,367	43,368
NOL - Federal Post-2017	377,529	295,034
NOL - State	294,183	119,215
Deferred Tax Assets (Liabilities)	$1,016,867	$512,338

Valuation Allowance	(1,031,792)	(517,029)

Net Deferred Tax Assets (Liabilities)	$(14,926)	$(4,691)